Geographic Concentrations	12 Months Ended
Dec. 31, 2013
Geographic Concentrations

Note 10. Geographic Concentrations

Revenues by geographic location are based on the billing address of the customer. More than 90% of the Company’s revenues are from the United States for fiscal years ended December 31, 2013, 2012 and 2011. No other individual country exceeded 10% of total revenues for fiscal years ended December 31, 2013, 2012 and 2011. Property and equipment by geographic location is based on the location of the legal entity that owns the asset. At December 31, 2013 and 2012, more than 84% of the Company’s property and equipment is located in the United States. No other individual country exceeded 10% of total property and equipment at December 31, 2013 and 2012.